MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

	Shares	Value
COMMON STOCKS - 99.9%		$54,849,021
(COST $44,149,730)

Communication Services - 8.5%		4,648,154
Media & Entertainment - 8.5%
Electronic Arts Inc.	4,800	619,776
Paramount Global Class B	40,435	459,342
Take-Two Interactive Software, Inc. (a)	5,250	1,112,895
Ubisoft Entertainment S.A. ADR (a)	245,000	610,050
Warner Bros. Discovery, Inc. (a)	161,090	1,846,091

Consumer Discretionary - 10.0%		5,478,519
Consumer Discretionary Distribution & Retail - 5.4%
Chewy, Inc. Class A (a)	22,525	839,282
eBay Inc.	9,100	589,134
LKQ Corp.	30,090	1,269,497
Pool Corp.	725	251,575
Consumer Durables & Apparel - 4.6%
Hasbro, Inc.	5,600	364,616
Levi Strauss & Co. Class A	30,500	548,085
Mattel, Inc. (a)	16,780	357,414
Skechers U.S.A., Inc. Class A (a)	9,155	558,363
TopBuild Corp. (a)	1,355	415,159
Topgolf Callaway Brands Corp. (a)	43,705	285,394

Consumer Staples - 5.2%		2,870,821
Consumer Staples Distribution & Retail - 3.1%
Performance Food Group Co. (a)	12,960	1,103,414
Walgreens Boots Alliance, Inc.	57,695	616,183
Food Beverage & Tobacco - 2.1%
Nomad Foods Ltd.	33,000	623,700
Tyson Foods, Inc. Class A	8,600	527,524

Energy - 2.7%		1,459,221
Cameco Corp.	4,760	209,630
Cheniere Energy, Inc.	2,740	626,254
Exxon Mobil Corp.	5,599	623,337

Financials - 20.5%		11,241,005
Banks - 8.5%
Associated Banc-Corp	36,708	912,194
Citizens Financial Group, Inc.	13,620	623,387
Flagstar Financial, Inc.	90,842	1,090,104
PNC Financial Services Group, Inc.	3,230	619,902
Truist Financial Corp.	13,931	645,702
Zions Bancorporation, N.A.	14,610	789,524
Financial Services - 12.0%
Annaly Capital Management, Inc.	39,956	877,434
Discover Financial Services	4,179	815,699
Fiserv, Inc. (a)	4,273	1,007,103
Intercontinental Exchange, Inc.	2,220	384,571
Northern Trust Corp.	9,510	1,048,192
PayPal Holdings, Inc. (a)	8,775	623,464
State Street Corp.	5,510	546,757
The Charles Schwab Corp.	15,805	1,256,972

Health Care - 13.4%		7,338,490
Health Care Equipment & Services - 3.8%
Acadia Healthcare Co., Inc. (a)	6,285	188,424
Accelerate Diagnostics, Inc. (a)	10,390	11,221
AMN Healthcare Services, Inc. (a)	36,140	915,065
Premier, Inc. Class A	26,030	473,225
Teleflex Inc.	3,870	513,743
Pharmaceuticals Biotechnology & Life Sciences - 9.6%
Bausch Health Cos., Inc. (a)	50,780	377,803
Exact Sciences Corp. (a)	22,790	1,080,474
Green Thumb Industries Inc. (a)	75,930	527,714
Jazz Pharmaceuticals PLC (a)	7,220	1,036,287
Neurocrine Biosciences, Inc. (a)	9,755	1,158,114
Viatris Inc.	114,455	1,056,420

Industrials - 13.2%		7,272,418
Capital Goods - 7.3%
A.O. Smith Corp.	8,290	551,119
Hillenbrand, Inc.	11,090	331,591
Kornit Digital Ltd. (a)	26,745	662,206
Mueller Water Products, Inc. Class A	18,775	483,644
Regal Rexnord Corp.	3,450	446,430
The AZEK Co. Inc. (a)	8,765	410,640
WillScot Holdings Corp.	17,591	579,623
Xylem, Inc.	4,499	588,874
Commercial & Professional Services - 5.9%
Concentrix Corp.	25,925	1,170,773
Equifax Inc.	2,225	545,570
SS&C Technologies Holdings, Inc.	11,125	990,681
Steelcase Inc. Class A	42,045	511,267

Information Technology - 13.7%		7,551,037
Semiconductors & Semiconductor Equipment - 6.0%
Infineon Technologies A.G. ADR	26,020	951,291
Marvell Technology, Inc.	9,340	857,599
Microchip Technology Inc.	9,650	567,999
NXP Semiconductors N.V.	4,395	947,518
Software & Services - 1.1%
Okta, Inc. (a)	6,500	588,185
Technology Hardware & Equipment - 6.6%
Calix, Inc. (a)	29,615	1,096,347
Coherent Corp. (a)	5,900	443,621
Keysight Technologies, Inc. (a)	3,525	562,343
Lumentum Holdings Inc. (a)	6,400	450,112
Pure Storage, Inc. Class A (a)	7,615	399,559
Viavi Solutions Inc. (a)	61,401	686,463

Materials - 3%		1,623,676
Freeport-McMoRan Inc.	10,660	393,461
O-I Glass, Inc. (a)	107,255	1,230,215

Real Estate - 6.1%		3,359,579
Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexandria Real Estate Equities, Inc.	4,985	509,766
Global Net Lease, Inc. (a)	61,295	490,360
Host Hotels & Resorts Inc.	30,125	485,916
Omega Healthcare Investors, Inc.	14,060	517,970
Park Hotels & Resorts Inc.	39,100	480,148
Real Estate Management & Development - 1.6%
Colliers Int'l. Group Inc.	4,275	548,141
FirstService Corp.	1,855	327,278

Utilities - 3.6%		2,006,101
Alliant Energy Corp.	9,700	625,941
WEC Energy Group, Inc.	6,800	725,492
Xcel Energy, Inc.	9,080	654,668

Short-Term Investments - 0.1%		37,569
(COST $37,569)

Money Market Funds - 0.1%		37,569
First American Government Obligations Fund Class X, 4.29% (b)	37,569	37,569

TOTAL INVESTMENTS - 100% (COST $44,187,299)		54,886,590

NET OTHER ASSETS & LIABILITIES - 0.0%^		6,921

NET ASSETS - 100%		$54,893,511

(a)	Non-income producing security.
(b)	Represents the 7-day yield at February 28, 2025.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
S.A.	Generally designates corporations in various countries, mostly those employing civil law. This translates literally as anonymous company.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	$ 4,648,154	$ -	$ -	$ 4,648,154
Consumer discretionary	5,478,519	–	–	5,478,519
Consumer staples	2,870,821	–	–	2,870,821
Energy	1,459,221	–	–	1,459,221
Financials	11,241,005	–	–	11,241,005
Health care	7,338,490	–	–	7,338,490
Industrials	7,272,418	–	–	7,272,418
Information technology	7,551,037	–	–	7,551,037
Materials	1,623,676	–	–	1,623,676
Real estate	3,359,579	–	–	3,359,579
Utilities	2,006,101	–	–	2,006,101
Total common stocks	54,849,021	–	–	54,849,021
Short-term investments
Money market funds	37,569	–	–	37,569
Total short-term investments	37,569	–	–	37,569
Total investments	$ 54,886,590	$ -	$ -	$ 54,886,590

The Fund did not invest in any level-3 investments as of and during the three-month period ended February 28, 2025.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2025

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with the procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.